UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04098

Name of Registrant:	Vanguard Chester Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025—March 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Target Retirement Income Fund Investor Shares - VTINX

Vanguard Target Retirement 2020 Fund Investor Shares - VTWNX

Vanguard Target Retirement 2025 Fund Investor Shares - VTTVX

Vanguard Target Retirement 2030 Fund Investor Shares - VTHRX

Vanguard Target Retirement 2035 Fund Investor Shares - VTTHX

Vanguard Target Retirement 2040 Fund Investor Shares - VFORX

Vanguard Target Retirement 2045 Fund Investor Shares - VTIVX

Vanguard Target Retirement 2050 Fund Investor Shares - VFIFX

Vanguard Target Retirement 2055 Fund Investor Shares - VFFVX

Vanguard Target Retirement 2060 Fund Investor Shares - VTTSX

Vanguard Target Retirement 2065 Fund Investor Shares - VLXVX

Vanguard Target Retirement 2070 Fund Investor Shares - VSVNX

Vanguard Target Retirement Income Fund
Investor Shares (VTINX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Retirement Income Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$35,305
Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Bond Market II Index Fund Investor Shares	37.1%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	17.7%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	16.6%
Vanguard Total International Bond II Index Fund Institutional Shares	15.5%
Vanguard Total International Stock Index Fund Investor Shares	12.4%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR308

Vanguard Target Retirement 2020 Fund
Investor Shares (VTWNX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2020 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$33,776
Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Bond Market II Index Fund Investor Shares	35.5%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	20.1%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	15.0%
Vanguard Total International Bond II Index Fund Institutional Shares	15.0%
Vanguard Total International Stock Index Fund Investor Shares	13.8%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR682

Vanguard Target Retirement 2025 Fund
Investor Shares (VTTVX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2025 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$73,271
Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Bond Market II Index Fund Investor Shares	30.1%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	28.5%
Vanguard Total International Stock Index Fund Investor Shares	19.6%
Vanguard Total International Bond II Index Fund Institutional Shares	12.6%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	8.6%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR304

Vanguard Target Retirement 2030 Fund
Investor Shares (VTHRX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2030 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$106,983
Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	34.6%
Vanguard Total Bond Market II Index Fund Investor Shares	28.2%
Vanguard Total International Stock Index Fund Investor Shares	24.3%
Vanguard Total International Bond II Index Fund Institutional Shares	11.8%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	0.4%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR695

Vanguard Target Retirement 2035 Fund
Investor Shares (VTTHX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2035 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$118,627
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	39.2%
Vanguard Total International Stock Index Fund Investor Shares	27.3%
Vanguard Total Bond Market II Index Fund Investor Shares	23.2%
Vanguard Total International Bond II Index Fund Institutional Shares	9.6%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR305

Vanguard Target Retirement 2040 Fund
Investor Shares (VFORX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2040 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$108,440
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	43.5%
Vanguard Total International Stock Index Fund Investor Shares	30.2%
Vanguard Total Bond Market II Index Fund Investor Shares	18.1%
Vanguard Total International Bond II Index Fund Institutional Shares	7.6%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR696

Vanguard Target Retirement 2045 Fund
Investor Shares (VTIVX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2045 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$108,608
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	47.8%
Vanguard Total International Stock Index Fund Investor Shares	33.2%
Vanguard Total Bond Market II Index Fund Investor Shares	12.9%
Vanguard Total International Bond II Index Fund Institutional Shares	5.4%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR306

Vanguard Target Retirement 2050 Fund
Investor Shares (VFIFX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2050 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$95,820
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.3%
Vanguard Total International Stock Index Fund Investor Shares	36.6%
Vanguard Total Bond Market II Index Fund Investor Shares	7.4%
Vanguard Total International Bond II Index Fund Institutional Shares	3.1%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR699

Vanguard Target Retirement 2055 Fund
Investor Shares (VFFVX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2055 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$67,316
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.6%
Vanguard Total International Stock Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	6.8%
Vanguard Total International Bond II Index Fund Institutional Shares	2.9%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1487

Vanguard Target Retirement 2060 Fund
Investor Shares (VTTSX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2060 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$40,773
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.6%
Vanguard Total International Stock Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	6.8%
Vanguard Total International Bond II Index Fund Institutional Shares	2.9%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1691

Vanguard Target Retirement 2065 Fund
Investor Shares (VLXVX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2065 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$14,455
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.5%
Vanguard Total International Stock Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	6.8%
Vanguard Total International Bond II Index Fund Institutional Shares	2.9%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1791

Vanguard Target Retirement 2070 Fund
Investor Shares (VSVNX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2070 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$2,856
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.4%
Vanguard Total International Stock Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	6.8%
Vanguard Total International Bond II Index Fund Institutional Shares	2.9%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV009

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2026
Vanguard Target Retirement 2025 Fund

Contents
Financial Statements	1

Target Retirement 2025 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (28.5%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	71,314,224	20,902,913
International Stock Fund (19.6%)
	Vanguard Total International Stock Index Fund Investor Shares	583,948,531	14,382,652
U.S. Bond Funds (38.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,309,226,090	22,030,017
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	250,579,752	6,274,517
			28,304,534
International Bond Fund (12.6%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	357,705,738	9,243,116
Total Investment Companies (Cost $53,468,480)			72,833,215
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $401,775)	4,019,025	401,862
Total Investments (100.0%) (Cost $53,870,255)			73,235,077
Other Assets and Liabilities—Net (0.0%)			36,333
Net Assets (100%)			73,271,410
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	2,263	251,299	(5,035)
E-mini S&P 500 Index	June 2026	559	183,653	(3,561)
				(8,596)
See accompanying Notes, which are an integral part of the Financial Statements.
1

Target Retirement 2025 Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $53,870,255)	73,235,077
Cash	33
Cash Collateral Pledged—Futures Contracts	17,875
Receivables for Investment Securities Sold	67,189
Receivables for Accrued Income	76,360
Receivables for Capital Shares Issued	25,837
Variation Margin Receivable—Futures Contracts	5,631
Total Assets	73,428,002
Liabilities
Payables for Investment Securities Purchased	76,361
Payables for Capital Shares Redeemed	80,231
Total Liabilities	156,592
Net Assets	73,271,410
At March 31, 2026, net assets consisted of:

Paid-in Capital	52,074,560
Total Distributable Earnings (Loss)	21,196,850
Net Assets	73,271,410

Net Assets
Applicable to 3,701,126,618 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	73,271,410
Net Asset Value Per Share	$19.80
See accompanying Notes, which are an integral part of the Financial Statements.
2

Target Retirement 2025 Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,205,400
Interest	382
Net Investment Income—Note C	1,205,782
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	2,028,017
Futures Contracts	7,443
Realized Net Gain (Loss)	2,035,460
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(2,220,973)
Futures Contracts	(14,305)
Change in Unrealized Appreciation (Depreciation)	(2,235,278)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,005,964
1	Includes $124,306 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Target Retirement 2025 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,205,782	2,234,023
Realized Net Gain (Loss)	2,035,460	3,686,081
Change in Unrealized Appreciation (Depreciation)	(2,235,278)	1,541,704
Net Increase (Decrease) in Net Assets Resulting from Operations	1,005,964	7,461,808
Distributions
Total Distributions	(5,274,755)	(5,357,941)
Capital Share Transactions
Issued	3,936,863	6,379,752
Issued in Lieu of Cash Distributions	5,155,566	5,250,424
Redeemed	(8,278,576)	(15,762,344)
Net Increase (Decrease) from Capital Share Transactions	813,853	(4,132,168)
Total Increase (Decrease)	(3,454,938)	(2,028,301)
Net Assets
Beginning of Period	76,726,348	78,754,649
End of Period	73,271,410	76,726,348
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement 2025 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.00	$20.45	$17.55	$16.20	$22.84	$20.56
Investment Operations
Net Investment Income[1]	.326	.584	.548	.418	.413	.362
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.019	.063
Net Realized and Unrealized Gain (Loss) on Investments	(.053)	1.393	3.080	1.426	(3.761)	2.792
Total from Investment Operations	.273	1.977	3.628	1.844	(3.329)	3.217
Distributions
Dividends from Net Investment Income	(.595)	(.553)	(.505)	(.368)	(.440)	(.356)
Distributions from Realized Capital Gains	(.878)	(.874)	(.223)	(.126)	(2.871)	(.581)
Total Distributions	(1.473)	(1.427)	(.728)	(.494)	(3.311)	(.937)
Net Asset Value, End of Period	$19.80	$21.00	$20.45	$17.55	$16.20	$22.84
Total Return[3]	1.23%	10.52%	21.13%	11.56%	-17.53%	15.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$73,271	$76,726	$78,755	$72,180	$69,386	$41,268
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%	0.09%[4]	0.13%
Ratio of Net Investment Income to Average Net Assets	3.52%	2.96%	2.91%	2.39%	2.19%	1.63%
Portfolio Turnover Rate	5%[5]	8%[5]	7%[5]	6%[5]	14%[5]	7%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2025 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement 2025 Fund
Notes to Financial Statements
Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred
6

Target Retirement 2025 Fund
by the fund during the six months ended March 31, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	53,916,648
Gross Unrealized Appreciation	22,743,688
Gross Unrealized Depreciation	(3,433,855)
Net Unrealized Appreciation (Depreciation)	19,309,833
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	190,772	324,692
Issued in Lieu of Cash Distributions	257,778	280,471
Redeemed	(401,895)	(802,016)
Net Increase (Decrease) in Shares Outstanding	46,655	(196,853)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	537,440	NA2	NA2	22	(61)	9,078	—	401,862
Vanguard Short-Term Inflation-Protected Securities Index Fund	5,909,855	827,313	456,899	(1,480)	(4,272)	86,808	—	6,274,517
Vanguard Total Bond Market II Index Fund	22,066,083	1,633,854	1,436,428	(5,948)	(227,544)	437,874	—	22,030,017
Vanguard Total International Bond II Index Fund	9,298,937	724,247	532,056	(1,960)	(246,052)	255,053	—	9,243,116
Vanguard Total International Stock Index Fund	15,793,238	408,555	2,546,184	806,202	(79,159)	286,817	—	14,382,652
Vanguard Total Stock Market Index Fund	23,123,612	270,447	2,058,442	1,231,181	(1,663,885)	129,770	—	20,902,913
Total	76,729,165	3,864,416	7,030,009	2,028,017	(2,220,973)	1,205,400	—	73,235,077
1	Includes $333,800 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
7

Target Retirement 2025 Fund
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q3042 052026
8

Financial Statements
For the six-months ended March 31, 2026
Vanguard Target Retirement 2035 Fund

Contents
Financial Statements	1

Target Retirement 2035 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (39.2%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	158,734,358	46,526,628
International Stock Fund (27.3%)
	Vanguard Total International Stock Index Fund Investor Shares	1,314,173,107	32,368,084
U.S. Bond Fund (23.2%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,890,036,219	27,570,945
International Bond Fund (9.6%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	441,743,857	11,414,661
Total Investment Companies (Cost $77,604,082)			117,880,318
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $682,864)	6,830,552	682,987
Total Investments (99.9%) (Cost $78,286,946)			118,563,305
Other Assets and Liabilities—Net (0.1%)			63,547
Net Assets (100%)			118,626,852
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	3,650	405,321	(8,120)
E-mini S&P 500 Index	June 2026	977	320,981	(6,225)
				(14,345)
See accompanying Notes, which are an integral part of the Financial Statements.
1

Target Retirement 2035 Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $78,286,946)	118,563,305
Cash Collateral Pledged—Futures Contracts	30,665
Receivables for Investment Securities Sold	41,853
Receivables for Accrued Income	95,605
Receivables for Capital Shares Issued	72,026
Variation Margin Receivable—Futures Contracts	9,771
Total Assets	118,813,225
Liabilities
Payables for Investment Securities Purchased	95,560
Payables for Capital Shares Redeemed	90,813
Total Liabilities	186,373
Net Assets	118,626,852
At March 31, 2026, net assets consisted of:

Paid-in Capital	77,271,480
Total Distributable Earnings (Loss)	41,355,372
Net Assets	118,626,852

Net Assets
Applicable to 4,381,495,755 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	118,626,852
Net Asset Value Per Share	$27.07
See accompanying Notes, which are an integral part of the Financial Statements.
2

Target Retirement 2035 Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,717,949
Interest	514
Net Investment Income—Note C	1,718,463
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	769,509
Futures Contracts	5,237
Realized Net Gain (Loss)	774,746
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(921,764)
Futures Contracts	(21,183)
Change in Unrealized Appreciation (Depreciation)	(942,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,550,262
1	Includes $400,556 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Target Retirement 2035 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,718,463	2,794,631
Realized Net Gain (Loss)	774,746	1,573,943
Change in Unrealized Appreciation (Depreciation)	(942,947)	8,909,148
Net Increase (Decrease) in Net Assets Resulting from Operations	1,550,262	13,277,722
Distributions
Total Distributions	(3,425,561)	(3,099,757)
Capital Share Transactions
Issued	8,418,753	12,785,805
Issued in Lieu of Cash Distributions	3,361,444	3,048,766
Redeemed	(7,604,389)	(13,865,654)
Net Increase (Decrease) from Capital Share Transactions	4,175,808	1,968,917
Total Increase (Decrease)	2,300,509	12,146,882
Net Assets
Beginning of Period	116,326,343	104,179,461
End of Period	118,626,852	116,326,343
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement 2035 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.50	$25.13	$20.64	$18.50	$27.25	$23.16
Investment Operations
Net Investment Income[1]	.399	.662	.601	.471	.455	.430
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.014	.046
Net Realized and Unrealized Gain (Loss) on Investments	(.020)	2.456	4.437	2.192	(4.566)	4.244
Total from Investment Operations	.379	3.118	5.038	2.663	(4.097)	4.720
Distributions
Dividends from Net Investment Income	(.677)	(.620)	(.548)	(.402)	(.559)	(.409)
Distributions from Realized Capital Gains	(.132)	(.128)	—	(.121)	(4.094)	(.221)
Total Distributions	(.809)	(.748)	(.548)	(.523)	(4.653)	(.630)
Net Asset Value, End of Period	$27.07	$27.50	$25.13	$20.64	$18.50	$27.25
Total Return[3]	1.33%	12.84%	24.76%	14.61%	-18.87%	20.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$118,627	$116,326	$104,179	$82,365	$70,250	$37,822
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%	0.09%[4]	0.14%
Ratio of Net Investment Income to Average Net Assets	2.97%	2.63%	2.64%	2.30%	2.08%	1.64%
Portfolio Turnover Rate	3%[5]	6%[5]	4%[5]	1%[5]	9%[5]	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2035 Fund on February 11, 2022, the AFFE was 0.14% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement 2035 Fund
Notes to Financial Statements
Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred
6

Target Retirement 2035 Fund
by the fund during the six months ended March 31, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	78,394,600
Gross Unrealized Appreciation	43,002,530
Gross Unrealized Depreciation	(2,848,170)
Net Unrealized Appreciation (Depreciation)	40,154,360
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	302,819	510,030
Issued in Lieu of Cash Distributions	122,279	126,873
Redeemed	(273,656)	(551,873)
Net Increase (Decrease) in Shares Outstanding	151,442	85,030
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	653,774	NA2	NA2	3	(66)	13,193	—	682,987
Vanguard Total Bond Market II Index Fund	25,381,312	2,959,029	476,393	7,687	(300,690)	522,850	—	27,570,945
Vanguard Total International Bond II Index Fund	10,430,313	1,469,847	187,993	(3,170)	(294,336)	295,464	—	11,414,661
Vanguard Total International Stock Index Fund	32,170,369	945,158	2,233,379	365,658	1,120,278	603,581	—	32,368,084
Vanguard Total Stock Market Index Fund	47,652,386	1,181,329	1,259,468	399,331	(1,446,950)	282,861	—	46,526,628
Total	116,288,154	6,555,363	4,157,233	769,509	(921,764)	1,717,949	—	118,563,305
1	Includes $822,390 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
7

Target Retirement 2035 Fund
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q3052 052026
8

Financial Statements
For the six-months ended March 31, 2026
Vanguard Target Retirement 2045 Fund

Contents
Financial Statements	1

Target Retirement 2045 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (47.8%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	177,071,850	51,901,530
International Stock Fund (33.2%)
	Vanguard Total International Stock Index Fund Investor Shares	1,466,786,114	36,126,942
U.S. Bond Fund (12.9%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,466,069,970	13,986,308
International Bond Fund (5.4%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	227,851,266	5,887,677
Total Investment Companies (Cost $66,677,363)			107,902,457
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $630,919)	6,310,976	631,034
Total Investments (99.9%) (Cost $67,308,282)			108,533,491
Other Assets and Liabilities—Net (0.1%)			74,341
Net Assets (100%)			108,607,832
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	2,890	320,926	(6,430)
E-mini S&P 500 Index	June 2026	1,070	351,535	(7,183)
				(13,613)
See accompanying Notes, which are an integral part of the Financial Statements.
1

Target Retirement 2045 Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $67,308,282)	108,533,491
Cash Collateral Pledged—Futures Contracts	31,510
Receivables for Investment Securities Sold	14,596
Receivables for Accrued Income	49,418
Receivables for Capital Shares Issued	85,166
Variation Margin Receivable—Futures Contracts	10,441
Total Assets	108,724,622
Liabilities
Payables for Investment Securities Purchased	49,376
Payables for Capital Shares Redeemed	67,414
Total Liabilities	116,790
Net Assets	108,607,832
At March 31, 2026, net assets consisted of:

Paid-in Capital	66,393,531
Total Distributable Earnings (Loss)	42,214,301
Net Assets	108,607,832

Net Assets
Applicable to 3,167,617,426 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	108,607,832
Net Asset Value Per Share	$34.29
See accompanying Notes, which are an integral part of the Financial Statements.
2

Target Retirement 2045 Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,392,328
Interest	512
Net Investment Income—Note C	1,392,840
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	792,646
Futures Contracts	1,196
Realized Net Gain (Loss)	793,842
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(587,460)
Futures Contracts	(20,106)
Change in Unrealized Appreciation (Depreciation)	(607,566)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,579,116
1	Includes $524,018 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Target Retirement 2045 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,392,840	2,192,496
Realized Net Gain (Loss)	793,842	1,387,416
Change in Unrealized Appreciation (Depreciation)	(607,566)	10,161,660
Net Increase (Decrease) in Net Assets Resulting from Operations	1,579,116	13,741,572
Distributions
Total Distributions	(2,653,157)	(2,073,880)
Capital Share Transactions
Issued	7,793,475	11,766,593
Issued in Lieu of Cash Distributions	2,604,699	2,039,735
Redeemed	(6,262,670)	(10,940,768)
Net Increase (Decrease) from Capital Share Transactions	4,135,504	2,865,560
Total Increase (Decrease)	3,061,463	14,533,252
Net Assets
Beginning of Period	105,546,369	91,013,117
End of Period	108,607,832	105,546,369
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement 2045 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$34.61	$30.82	$24.66	$21.54	$31.04	$25.22
Investment Operations
Net Investment Income[1]	.448	.726	.657	.548	.536	.495
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.007	.020
Net Realized and Unrealized Gain (Loss) on Investments	.099	3.764	6.111	3.200	(5.672)	5.840
Total from Investment Operations	.547	4.490	6.768	3.748	(5.129)	6.355
Distributions
Dividends from Net Investment Income	(.752)	(.684)	(.608)	(.486)	(.629)	(.452)
Distributions from Realized Capital Gains	(.115)	(.016)	—	(.142)	(3.742)	(.083)
Total Distributions	(.867)	(.700)	(.608)	(.628)	(4.371)	(.535)
Net Asset Value, End of Period	$34.29	$34.61	$30.82	$24.66	$21.54	$31.04
Total Return[3]	1.54%	14.94%	27.82%	17.67%	-19.93%	25.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$108,608	$105,546	$91,013	$68,781	$55,921	$28,918
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%	0.09%[4]	0.15%
Ratio of Net Investment Income to Average Net Assets	2.60%	2.33%	2.37%	2.25%	2.09%	1.68%
Portfolio Turnover Rate	3%[5]	4%[5]	1%[5]	1%[5]	5%[5]	4%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2045 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement 2045 Fund
Notes to Financial Statements
Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred
6

Target Retirement 2045 Fund
by the fund during the six months ended March 31, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	67,404,326
Gross Unrealized Appreciation	42,320,600
Gross Unrealized Depreciation	(1,205,048)
Net Unrealized Appreciation (Depreciation)	41,115,552
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	221,298	378,820
Issued in Lieu of Cash Distributions	74,590	68,586
Redeemed	(177,846)	(350,803)
Net Increase (Decrease) in Shares Outstanding	118,042	96,603
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	615,002	NA2	NA2	(4)	(58)	12,040	—	631,034
Vanguard Total Bond Market II Index Fund	11,990,822	2,404,774	258,550	4,213	(154,951)	254,597	—	13,986,308
Vanguard Total International Bond II Index Fund	4,722,254	1,445,792	133,977	(1,270)	(145,122)	137,145	—	5,887,677
Vanguard Total International Stock Index Fund	35,725,241	1,263,450	2,539,293	401,960	1,275,584	673,386	—	36,126,942
Vanguard Total Stock Market Index Fund	52,495,423	1,591,758	1,010,485	387,747	(1,562,913)	315,160	—	51,901,530
Total	105,548,742	6,705,774	3,942,305	792,646	(587,460)	1,392,328	—	108,533,491
1	Includes $920,610 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
7

Target Retirement 2045 Fund
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q3062 052026
8

Financial Statements
For the six-months ended March 31, 2026
Vanguard Target Retirement Income Fund

Contents
Financial Statements	1

Target Retirement Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (17.7%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	21,284,061	6,238,571
International Stock Fund (12.4%)
	Vanguard Total International Stock Index Fund Investor Shares	178,322,379	4,392,080
U.S. Bond Funds (53.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,371,172,421	13,080,985
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	234,242,827	5,865,441
			18,946,426
International Bond Fund (15.5%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	212,365,103	5,487,514
Total Investment Companies (Cost $29,243,179)			35,064,591
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $227,697)	2,277,769	227,754
Total Investments (100.0%) (Cost $29,470,876)			35,292,345
Other Assets and Liabilities—Net (0.0%)			12,503
Net Assets (100%)			35,304,848
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	965	107,160	(2,147)
E-mini S&P 500 Index	June 2026	402	132,072	(2,561)
				(4,708)
See accompanying Notes, which are an integral part of the Financial Statements.
1

Target Retirement Income Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $29,470,876)	35,292,345
Cash Collateral Pledged—Futures Contracts	11,617
Receivables for Investment Securities Sold	12,301
Receivables for Accrued Income	45,202
Receivables for Capital Shares Issued	8,472
Variation Margin Receivable—Futures Contracts	3,894
Total Assets	35,373,831
Liabilities
Payables for Investment Securities Purchased	45,198
Payables for Capital Shares Redeemed	23,785
Total Liabilities	68,983
Net Assets	35,304,848
At March 31, 2026, net assets consisted of:

Paid-in Capital	29,195,939
Total Distributable Earnings (Loss)	6,108,909
Net Assets	35,304,848

Net Assets
Applicable to 2,570,458,909 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,304,848
Net Asset Value Per Share	$13.73
See accompanying Notes, which are an integral part of the Financial Statements.
2

Target Retirement Income Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	621,494
Interest	202
Net Investment Income—Note C	621,696
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	448,930
Futures Contracts	527
Realized Net Gain (Loss)	449,457
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(661,930)
Futures Contracts	(7,362)
Change in Unrealized Appreciation (Depreciation)	(669,292)
Net Increase (Decrease) in Net Assets Resulting from Operations	401,861
1	Includes $23,068 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Target Retirement Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	621,696	1,175,682
Realized Net Gain (Loss)	449,457	689,505
Change in Unrealized Appreciation (Depreciation)	(669,292)	825,019
Net Increase (Decrease) in Net Assets Resulting from Operations	401,861	2,690,206
Distributions
Total Distributions	(1,229,563)	(2,067,137)
Capital Share Transactions
Issued	2,030,960	3,302,196
Issued in Lieu of Cash Distributions	1,184,531	1,994,970
Redeemed	(3,311,110)	(6,231,263)
Net Increase (Decrease) from Capital Share Transactions	(95,619)	(934,097)
Total Increase (Decrease)	(923,321)	(311,028)
Net Assets
Beginning of Period	36,228,169	36,539,197
End of Period	35,304,848	36,228,169
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.06	$13.83	$12.43	$12.00	$15.24	$14.54
Investment Operations
Net Investment Income[1]	.242	.450	.422	.333	.380	.278
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.017	.056
Net Realized and Unrealized Gain (Loss) on Investments	(.088)	.582	1.560	.503	(2.381)	.887
Total from Investment Operations	.154	1.032	1.982	.836	(1.984)	1.221
Distributions
Dividends from Net Investment Income	(.253)	(.455)	(.448)	(.360)	(.382)	(.256)
Distributions from Realized Capital Gains	(.231)	(.347)	(.134)	(.046)	(.874)	(.265)
Total Distributions	(.484)	(.802)	(.582)	(.406)	(1.256)	(.521)
Net Asset Value, End of Period	$13.73	$14.06	$13.83	$12.43	$12.00	$15.24
Total Return[3]	1.09%	7.89%	16.22%	7.02%	-14.19%	8.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,305	$36,228	$36,539	$35,263	$36,522	$16,322
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%	0.09%[4]	0.12%
Ratio of Net Investment Income to Average Net Assets	4.06%	3.32%	3.21%	2.64%	2.82%	1.84%
Portfolio Turnover Rate	4%[5]	7%[5]	4%[5]	4%[5]	19%[5]	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement Income Fund on February 11, 2022, the AFFE was 0.12% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis and remained 0.08% following the acquisition of Vanguard Target Retirement 2015 Fund on July 8, 2022.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement Income Fund
Notes to Financial Statements
Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred
6

Target Retirement Income Fund
by the fund during the six months ended March 31, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,499,008
Gross Unrealized Appreciation	7,506,431
Gross Unrealized Depreciation	(1,717,802)
Net Unrealized Appreciation (Depreciation)	5,788,629
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	144,191	243,988
Issued in Lieu of Cash Distributions	85,617	149,915
Redeemed	(235,243)	(459,983)
Net Increase (Decrease) in Shares Outstanding	(5,435)	(66,080)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	262,286	NA2	NA2	(4)	(23)	4,675	—	227,754
Vanguard Short-Term Inflation-Protected Securities Index Fund	5,861,439	248,441	238,430	570	(6,579)	82,695	—	5,865,441
Vanguard Total Bond Market II Index Fund	13,167,234	558,441	507,330	358	(137,718)	258,989	—	13,080,985
Vanguard Total International Bond II Index Fund	5,568,765	267,829	201,826	(804)	(146,450)	151,171	—	5,487,514
Vanguard Total International Stock Index Fund	4,657,590	120,373	596,978	199,930	11,165	85,423	—	4,392,080
Vanguard Total Stock Market Index Fund	6,708,895	70,884	407,763	248,880	(382,325)	38,541	—	6,238,571
Total	36,226,209	1,265,968	1,952,327	448,930	(661,930)	621,494	—	35,292,345
1	Includes $90,930 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
7

Target Retirement Income Fund
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q3082 052026
8

Financial Statements
For the six-months ended March 31, 2026
Vanguard Target Retirement 2020 Fund

Contents
Financial Statements	1

Target Retirement 2020 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (20.1%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	23,161,742	6,788,938
International Stock Fund (13.8%)
	Vanguard Total International Stock Index Fund Investor Shares	189,436,203	4,665,814
U.S. Bond Funds (50.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,258,127,790	12,002,539
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	201,832,047	5,053,874
			17,056,413
International Bond Fund (15.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	195,388,844	5,048,848
Total Investment Companies (Cost $27,438,322)			33,560,013
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $206,515)	2,065,868	206,566
Total Investments (100.0%) (Cost $27,644,837)			33,766,579
Other Assets and Liabilities—Net (0.0%)			9,818
Net Assets (100%)			33,776,397
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	1,008	111,935	(2,243)
E-mini S&P 500 Index	June 2026	306	100,533	(1,949)
				(4,192)
See accompanying Notes, which are an integral part of the Financial Statements.
1

Target Retirement 2020 Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $27,644,837)	33,766,579
Cash Collateral Pledged—Futures Contracts	9,360
Receivables for Investment Securities Sold	21,690
Receivables for Accrued Income	41,524
Receivables for Capital Shares Issued	9,920
Variation Margin Receivable—Futures Contracts	3,029
Total Assets	33,852,102
Liabilities
Payables for Investment Securities Purchased	41,525
Payables for Capital Shares Redeemed	34,180
Total Liabilities	75,705
Net Assets	33,776,397
At March 31, 2026, net assets consisted of:

Paid-in Capital	26,806,876
Total Distributable Earnings (Loss)	6,969,521
Net Assets	33,776,397

Net Assets
Applicable to 1,236,317,578 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,776,397
Net Asset Value Per Share	$27.32
See accompanying Notes, which are an integral part of the Financial Statements.
2

Target Retirement 2020 Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	593,800
Interest	182
Net Investment Income—Note C	593,982
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	1,000,381
Futures Contracts	1,205
Realized Net Gain (Loss)	1,001,586
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(1,159,631)
Futures Contracts	(6,635)
Change in Unrealized Appreciation (Depreciation)	(1,166,266)
Net Increase (Decrease) in Net Assets Resulting from Operations	429,302
1	Includes $28,298 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Target Retirement 2020 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	593,982	1,149,163
Realized Net Gain (Loss)	1,001,586	1,728,337
Change in Unrealized Appreciation (Depreciation)	(1,166,266)	12,826
Net Increase (Decrease) in Net Assets Resulting from Operations	429,302	2,890,326
Distributions
Total Distributions	(2,678,844)	(3,081,466)
Capital Share Transactions
Issued	1,560,096	2,542,255
Issued in Lieu of Cash Distributions	2,618,118	3,018,429
Redeemed	(3,790,021)	(7,605,146)
Net Increase (Decrease) from Capital Share Transactions	388,193	(2,044,462)
Total Increase (Decrease)	(1,861,349)	(2,235,602)
Net Assets
Beginning of Period	35,637,746	37,873,348
End of Period	33,776,397	35,637,746
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement 2020 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.22	$29.42	$26.42	$25.37	$36.04	$33.79
Investment Operations
Net Investment Income[1]	.481	.897	.851	.671	.725	.613
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.033	.110
Net Realized and Unrealized Gain (Loss) on Investments	(.130)	1.378	3.817	1.643	(5.358)	3.680
Total from Investment Operations	.351	2.275	4.668	2.314	(4.600)	4.403
Distributions
Dividends from Net Investment Income	(.914)	(.844)	(.790)	(.654)	(.789)	(.554)
Distributions from Realized Capital Gains	(1.337)	(1.631)	(.878)	(.610)	(5.281)	(1.599)
Total Distributions	(2.251)	(2.475)	(1.668)	(1.264)	(6.070)	(2.153)
Net Asset Value, End of Period	$27.32	$29.22	$29.42	$26.42	$25.37	$36.04
Total Return[3]	1.15%	8.59%	18.25%	9.36%	-15.83%	13.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,776	$35,638	$37,873	$37,751	$39,835	$25,373
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%	0.09%[4]	0.13%
Ratio of Net Investment Income to Average Net Assets	3.94%	3.21%	3.09%	2.52%	2.48%	1.73%
Portfolio Turnover Rate	5%[5]	8%[5]	4%[5]	3%[5]	14%[5]	5%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2020 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement 2020 Fund
Notes to Financial Statements
Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred
6

Target Retirement 2020 Fund
by the fund during the six months ended March 31, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	27,693,224
Gross Unrealized Appreciation	7,968,514
Gross Unrealized Depreciation	(1,899,351)
Net Unrealized Appreciation (Depreciation)	6,069,163
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	54,683	91,485
Issued in Lieu of Cash Distributions	95,239	113,817
Redeemed	(133,219)	(272,943)
Net Increase (Decrease) in Shares Outstanding	16,703	(67,641)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	244,513	NA2	NA2	(3)	(21)	4,364	—	206,566
Vanguard Short-Term Inflation-Protected Securities Index Fund	4,975,310	480,549	396,637	(182)	(5,166)	71,379	—	5,053,874
Vanguard Total Bond Market II Index Fund	12,250,185	682,886	804,243	(7,079)	(119,210)	240,233	—	12,002,539
Vanguard Total International Bond II Index Fund	5,167,161	316,581	298,752	(7,920)	(128,222)	140,560	—	5,048,848
Vanguard Total International Stock Index Fund	5,302,052	145,683	1,026,878	367,406	(122,449)	94,927	—	4,665,814
Vanguard Total Stock Market Index Fund	7,700,408	89,384	864,450	648,159	(784,563)	42,337	—	6,788,938
Total	35,639,629	1,715,083	3,390,960	1,000,381	(1,159,631)	593,800	—	33,766,579
1	Includes $101,600 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
7

Target Retirement 2020 Fund
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6822 052026
8

Financial Statements
For the six-months ended March 31, 2026
Vanguard Target Retirement 2030 Fund

Contents
Financial Statements	1

Target Retirement 2030 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (34.6%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	126,357,306	37,036,590
International Stock Fund (24.3%)
	Vanguard Total International Stock Index Fund Investor Shares	1,053,174,242	25,939,682
U.S. Bond Funds (28.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	3,167,855,281	30,221,339
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	16,558,186	414,617
			30,635,956
International Bond Fund (11.8%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	490,315,906	12,669,763
Total Investment Companies (Cost $73,703,246)			106,281,991
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $638,124)	6,383,065	638,243
Total Investments (99.9%) (Cost $74,341,370)			106,920,234
Other Assets and Liabilities—Net (0.1%)			62,321
Net Assets (100%)			106,982,555
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	3,748	416,204	(8,147)
E-mini S&P 500 Index	June 2026	822	270,058	(5,239)
				(13,386)
See accompanying Notes, which are an integral part of the Financial Statements.
1

Target Retirement 2030 Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $74,341,370)	106,920,234
Cash Collateral Pledged—Futures Contracts	27,075
Receivables for Investment Securities Sold	82,289
Receivables for Accrued Income	104,827
Receivables for Capital Shares Issued	48,303
Variation Margin Receivable—Futures Contracts	8,379
Total Assets	107,191,107
Liabilities
Payables for Investment Securities Purchased	104,807
Payables for Capital Shares Redeemed	103,745
Total Liabilities	208,552
Net Assets	106,982,555
At March 31, 2026, net assets consisted of:

Paid-in Capital	73,283,394
Total Distributable Earnings (Loss)	33,699,161
Net Assets	106,982,555

Net Assets
Applicable to 2,553,592,669 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	106,982,555
Net Asset Value Per Share	$41.89
See accompanying Notes, which are an integral part of the Financial Statements.
2

Target Retirement 2030 Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,659,177
Interest	574
Net Investment Income—Note C	1,659,751
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	851,269
Futures Contracts	5,403
Realized Net Gain (Loss)	856,672
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(1,142,720)
Futures Contracts	(20,717)
Change in Unrealized Appreciation (Depreciation)	(1,163,437)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,352,986
1	Includes $284,555 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Target Retirement 2030 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,659,751	2,771,119
Realized Net Gain (Loss)	856,672	2,396,548
Change in Unrealized Appreciation (Depreciation)	(1,163,437)	6,098,792
Net Increase (Decrease) in Net Assets Resulting from Operations	1,352,986	11,266,459
Distributions
Total Distributions	(4,221,817)	(3,397,758)
Capital Share Transactions
Issued	7,645,788	11,792,572
Issued in Lieu of Cash Distributions	4,135,532	3,336,790
Redeemed	(8,564,337)	(15,422,042)
Net Increase (Decrease) from Capital Share Transactions	3,216,983	(292,680)
Total Increase (Decrease)	348,152	7,576,021
Net Assets
Beginning of Period	106,634,403	99,058,382
End of Period	106,982,555	106,634,403
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement 2030 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$43.04	$39.93	$33.23	$30.12	$43.40	$37.63
Investment Operations
Net Investment Income[1]	.658	1.106	1.011	.767	.730	.679
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.028	.098
Net Realized and Unrealized Gain (Loss) on Investments	(.102)	3.380	6.609	3.137	(7.291)	6.031
Total from Investment Operations	.556	4.486	7.620	3.904	(6.533)	6.808
Distributions
Dividends from Net Investment Income	(1.128)	(1.036)	(.920)	(.643)	(.822)	(.661)
Distributions from Realized Capital Gains	(.578)	(.340)	—	(.151)	(5.925)	(.377)
Total Distributions	(1.706)	(1.376)	(.920)	(.794)	(6.747)	(1.038)
Net Asset Value, End of Period	$41.89	$43.04	$39.93	$33.23	$30.12	$43.40
Total Return[3]	1.24%	11.70%	23.27%	13.14%	-18.42%	18.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$106,983	$106,634	$99,058	$81,554	$72,116	$36,946
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%	0.09%[4]	0.13%
Ratio of Net Investment Income to Average Net Assets	3.18%	2.79%	2.78%	2.32%	2.07%	1.62%
Portfolio Turnover Rate	4%[5]	9%[5]	7%[5]	3%[5]	11%[5]	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2030 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement 2030 Fund
Notes to Financial Statements
Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred
6

Target Retirement 2030 Fund
by the fund during the six months ended March 31, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	74,429,470
Gross Unrealized Appreciation	36,044,075
Gross Unrealized Depreciation	(3,566,697)
Net Unrealized Appreciation (Depreciation)	32,477,378
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	177,099	298,059
Issued in Lieu of Cash Distributions	97,375	87,903
Redeemed	(198,516)	(389,221)
Net Increase (Decrease) in Shares Outstanding	75,958	(3,259)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	684,181	NA2	NA2	(11)	(64)	13,288	—	638,243
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,012	431,152	18,191	(208)	852	3,309	—	414,617
Vanguard Total Bond Market II Index Fund	28,944,719	2,346,720	751,459	7,664	(326,305)	586,714	—	30,221,339
Vanguard Total International Bond II Index Fund	12,094,817	1,088,278	180,431	(1,673)	(331,228)	338,629	—	12,669,763
Vanguard Total International Stock Index Fund	26,342,216	877,044	2,458,101	369,354	809,169	490,653	—	25,939,682
Vanguard Total Stock Market Index Fund	38,526,222	637,861	1,308,492	476,143	(1,295,144)	226,584	—	37,036,590
Total	106,593,167	5,381,055	4,716,674	851,269	(1,142,720)	1,659,177	—	106,920,234
1	Includes $652,168 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
7

Target Retirement 2030 Fund
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6952 052026
8

Financial Statements
For the six-months ended March 31, 2026
Vanguard Target Retirement 2040 Fund

Contents
Financial Statements	1

Target Retirement 2040 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (43.5%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	160,921,232	47,167,622
International Stock Fund (30.2%)
	Vanguard Total International Stock Index Fund Investor Shares	1,331,598,649	32,797,275
U.S. Bond Fund (18.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,062,530,281	19,676,539
International Bond Fund (7.6%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	316,638,714	8,181,944
Total Investment Companies (Cost $69,116,965)			107,823,380
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $553,018)	5,531,690	553,114
Total Investments (99.9%) (Cost $69,669,983)			108,376,494
Other Assets and Liabilities—Net (0.1%)			63,086
Net Assets (100%)			108,439,580
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	2,672	296,717	(5,945)
E-mini S&P 500 Index	June 2026	882	289,770	(5,622)
				(11,567)
See accompanying Notes, which are an integral part of the Financial Statements.
1

Target Retirement 2040 Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $69,669,983)	108,376,494
Cash Collateral Pledged—Futures Contracts	26,515
Receivables for Investment Securities Sold	43,580
Receivables for Accrued Income	68,456
Receivables for Capital Shares Issued	65,492
Variation Margin Receivable—Futures Contracts	8,675
Total Assets	108,589,212
Liabilities
Payables for Investment Securities Purchased	68,419
Payables for Capital Shares Redeemed	81,213
Total Liabilities	149,632
Net Assets	108,439,580
At March 31, 2026, net assets consisted of:

Paid-in Capital	68,826,047
Total Distributable Earnings (Loss)	39,613,533
Net Assets	108,439,580

Net Assets
Applicable to 2,197,383,113 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	108,439,580
Net Asset Value Per Share	$49.35
See accompanying Notes, which are an integral part of the Financial Statements.
2

Target Retirement 2040 Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,482,862
Interest	437
Net Investment Income—Note C	1,483,299
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	733,073
Futures Contracts	2,866
Realized Net Gain (Loss)	735,939
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(686,342)
Futures Contracts	(17,420)
Change in Unrealized Appreciation (Depreciation)	(703,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,515,476
1	Includes $403,544 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Target Retirement 2040 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,483,299	2,367,823
Realized Net Gain (Loss)	735,939	1,427,035
Change in Unrealized Appreciation (Depreciation)	(703,762)	9,178,326
Net Increase (Decrease) in Net Assets Resulting from Operations	1,515,476	12,973,184
Distributions
Total Distributions	(2,938,652)	(2,367,780)
Capital Share Transactions
Issued	7,780,335	11,605,719
Issued in Lieu of Cash Distributions	2,888,169	2,330,698
Redeemed	(6,714,878)	(11,747,493)
Net Increase (Decrease) from Capital Share Transactions	3,953,626	2,188,924
Total Increase (Decrease)	2,530,450	12,794,328
Net Assets
Beginning of Period	105,909,130	93,114,802
End of Period	108,439,580	105,909,130
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement 2040 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.98	$45.04	$36.50	$32.25	$48.29	$40.07
Investment Operations
Net Investment Income[1]	.687	1.124	1.017	.821	.797	.764
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.017	.057
Net Realized and Unrealized Gain (Loss) on Investments	.065	4.961	8.459	4.315	(8.162)	8.312
Total from Investment Operations	.752	6.085	9.476	5.136	(7.348)	9.133
Distributions
Dividends from Net Investment Income	(1.156)	(1.055)	(.936)	(.714)	(1.003)	(.719)
Distributions from Realized Capital Gains	(.226)	(.090)	—	(.172)	(7.689)	(.194)
Total Distributions	(1.382)	(1.145)	(.936)	(.886)	(8.692)	(.913)
Net Asset Value, End of Period	$49.35	$49.98	$45.04	$36.50	$32.25	$48.29
Total Return[3]	1.46%	13.90%	26.33%	16.15%	-19.42%	23.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$108,440	$105,909	$93,115	$72,165	$60,363	$29,084
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%	0.09%[4]	0.14%
Ratio of Net Investment Income to Average Net Assets	2.79%	2.48%	2.50%	2.27%	2.08%	1.66%
Portfolio Turnover Rate	3%[5]	5%[5]	2%[5]	1%[5]	7%[5]	5%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2040 Fund on February 11, 2022, the AFFE was 0.14% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement 2040 Fund
Notes to Financial Statements
Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred
6

Target Retirement 2040 Fund
by the fund during the six months ended March 31, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	69,785,546
Gross Unrealized Appreciation	40,438,253
Gross Unrealized Depreciation	(1,858,872)
Net Unrealized Appreciation (Depreciation)	38,579,381
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	153,500	256,764
Issued in Lieu of Cash Distributions	57,568	53,814
Redeemed	(132,539)	(259,214)
Net Increase (Decrease) in Shares Outstanding	78,529	51,364
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	582,771	NA2	NA2	6	(61)	11,055	—	553,114
Vanguard Total Bond Market II Index Fund	17,434,243	2,878,166	425,789	5,198	(215,279)	366,500	—	19,676,539
Vanguard Total International Bond II Index Fund	7,084,899	1,499,344	192,325	(4,381)	(205,593)	203,335	—	8,181,944
Vanguard Total International Stock Index Fund	32,467,442	1,048,214	2,245,968	362,242	1,165,345	615,184	—	32,797,275
Vanguard Total Stock Market Index Fund	48,321,531	1,241,011	1,334,174	370,008	(1,430,754)	286,788	—	47,167,622
Total	105,890,886	6,666,735	4,198,256	733,073	(686,342)	1,482,862	—	108,376,494
1	Includes $770,170 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
7

Target Retirement 2040 Fund
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6962 052026
8

Financial Statements
For the six-months ended March 31, 2026
Vanguard Target Retirement 2050 Fund

Contents
Financial Statements	1

Target Retirement 2050 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (52.3%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	170,784,161	50,058,545
International Stock Fund (36.6%)
	Vanguard Total International Stock Index Fund Investor Shares	1,424,419,204	35,083,445
U.S. Bond Fund (7.4%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	746,994,852	7,126,331
International Bond Fund (3.1%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	115,591,278	2,986,879
Total Investment Companies (Cost $60,551,495)			95,255,200
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $506,425)	5,065,662	506,516
Total Investments (99.9%) (Cost $61,057,920)			95,761,716
Other Assets and Liabilities—Net (0.1%)			57,838
Net Assets (100%)			95,819,554
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	2,422	268,956	(5,382)
E-mini S&P 500 Index	June 2026	800	262,830	(5,098)
				(10,480)
See accompanying Notes, which are an integral part of the Financial Statements.
1

Target Retirement 2050 Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $61,057,920)	95,761,716
Cash Collateral Pledged—Futures Contracts	24,053
Receivables for Accrued Income	25,871
Receivables for Capital Shares Issued	92,312
Variation Margin Receivable—Futures Contracts	7,868
Total Assets	95,911,820
Liabilities
Payables for Investment Securities Purchased	27,871
Payables for Capital Shares Redeemed	64,395
Total Liabilities	92,266
Net Assets	95,819,554
At March 31, 2026, net assets consisted of:

Paid-in Capital	60,350,019
Total Distributable Earnings (Loss)	35,469,535
Net Assets	95,819,554

Net Assets
Applicable to 1,639,937,946 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	95,819,554
Net Asset Value Per Share	$58.43
See accompanying Notes, which are an integral part of the Financial Statements.
2

Target Retirement 2050 Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,148,229
Interest	429
Net Investment Income—Note C	1,148,658
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	629,716
Futures Contracts	3,806
Realized Net Gain (Loss)	633,522
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(356,664)
Futures Contracts	(16,044)
Change in Unrealized Appreciation (Depreciation)	(372,708)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,409,472
1	Includes $517,432 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Target Retirement 2050 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,148,658	1,771,620
Realized Net Gain (Loss)	633,522	1,083,589
Change in Unrealized Appreciation (Depreciation)	(372,708)	9,916,055
Net Increase (Decrease) in Net Assets Resulting from Operations	1,409,472	12,771,264
Distributions
Total Distributions	(1,963,518)	(1,670,810)
Capital Share Transactions
Issued	7,809,936	11,811,499
Issued in Lieu of Cash Distributions	1,926,960	1,641,934
Redeemed	(5,730,607)	(9,627,561)
Net Increase (Decrease) from Capital Share Transactions	4,006,289	3,825,872
Total Increase (Decrease)	3,452,243	14,926,326
Net Assets
Beginning of Period	92,367,311	77,440,985
End of Period	95,819,554	92,367,311
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement 2050 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$58.72	$51.71	$41.00	$35.44	$50.09	$40.60
Investment Operations
Net Investment Income[1]	.715	1.148	1.056	.904	.884	.798
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.009	.031
Net Realized and Unrealized Gain (Loss) on Investments	.234	6.970	10.638	5.557	(9.524)	9.498
Total from Investment Operations	.949	8.118	11.694	6.461	(8.631)	10.327
Distributions
Dividends from Net Investment Income	(1.239)	(1.092)	(.984)	(.805)	(1.026)	(.741)
Distributions from Realized Capital Gains	—	(.016)	—	(.096)	(4.993)	(.096)
Total Distributions	(1.239)	(1.108)	(.984)	(.901)	(6.019)	(.837)
Net Asset Value, End of Period	$58.43	$58.72	$51.71	$41.00	$35.44	$50.09
Total Return[3]	1.57%	16.08%	28.91%	18.48%	-20.18%	25.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$95,820	$92,367	$77,441	$56,637	$44,736	$21,583
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%	0.09%[4]	0.15%
Ratio of Net Investment Income to Average Net Assets	2.41%	2.18%	2.28%	2.24%	2.10%	1.68%
Portfolio Turnover Rate	3%[5]	2%[5]	1%[5]	2%[5]	4%[5]	4%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2050 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement 2050 Fund
Notes to Financial Statements
Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred
6

Target Retirement 2050 Fund
by the fund during the six months ended March 31, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	61,174,162
Gross Unrealized Appreciation	35,242,976
Gross Unrealized Depreciation	(665,902)
Net Unrealized Appreciation (Depreciation)	34,577,074
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2025, the fund had available capital losses totaling $24,980,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	130,133	225,860
Issued in Lieu of Cash Distributions	32,321	32,858
Redeemed	(95,494)	(183,361)
Net Increase (Decrease) in Shares Outstanding	66,960	75,357
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	524,752	NA2	NA2	17	(61)	10,142	—	506,516
Vanguard Total Bond Market II Index Fund	5,385,934	2,053,605	235,464	(13,365)	(64,379)	123,656	—	7,126,331
Vanguard Total International Bond II Index Fund	2,245,551	952,991	141,203	(9,484)	(60,976)	64,091	—	2,986,879
Vanguard Total International Stock Index Fund	33,964,819	1,859,479	2,303,926	268,847	1,294,226	647,135	—	35,083,445
Vanguard Total Stock Market Index Fund	50,235,852	2,038,410	1,073,944	383,701	(1,525,474)	303,205	—	50,058,545
Total	92,356,908	6,904,485	3,754,537	629,716	(356,664)	1,148,229	—	95,761,716
1	Includes $865,580 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
7

Target Retirement 2050 Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6992 052026
8

Financial Statements
For the six-months ended March 31, 2026
Vanguard Target Retirement 2055 Fund

Contents
Financial Statements	1

Target Retirement 2055 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (52.6%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	120,802,897	35,408,537
International Stock Fund (37.1%)
	Vanguard Total International Stock Index Fund Investor Shares	1,013,470,820	24,961,786
U.S. Bond Fund (6.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	480,518,732	4,584,149
International Bond Fund (2.9%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	76,047,579	1,965,069
Total Investment Companies (Cost $45,963,813)			66,919,541
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $370,697)	3,707,979	370,761
Total Investments (100.0%) (Cost $46,334,510)			67,290,302
Other Assets and Liabilities—Net (0.0%)			26,027
Net Assets (100%)			67,316,329
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	1,753	194,665	(3,900)
E-mini S&P 500 Index	June 2026	578	189,895	(4,081)
				(7,981)
See accompanying Notes, which are an integral part of the Financial Statements.
1

Target Retirement 2055 Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $46,334,510)	67,290,302
Cash Collateral Pledged—Futures Contracts	17,379
Receivables for Accrued Income	16,785
Receivables for Capital Shares Issued	85,871
Variation Margin Receivable—Futures Contracts	5,685
Total Assets	67,416,022
Liabilities
Payables for Investment Securities Purchased	65,558
Payables for Capital Shares Redeemed	34,135
Total Liabilities	99,693
Net Assets	67,316,329
At March 31, 2026, net assets consisted of:

Paid-in Capital	45,876,080
Total Distributable Earnings (Loss)	21,440,249
Net Assets	67,316,329

Net Assets
Applicable to 1,032,415,470 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	67,316,329
Net Asset Value Per Share	$65.20
See accompanying Notes, which are an integral part of the Financial Statements.
2

Target Retirement 2055 Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	799,216
Interest	300
Net Investment Income—Note C	799,516
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	409,905
Futures Contracts	2,673
Realized Net Gain (Loss)	412,578
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(241,864)
Futures Contracts	(11,793)
Change in Unrealized Appreciation (Depreciation)	(253,657)
Net Increase (Decrease) in Net Assets Resulting from Operations	958,437
1	Includes $356,265 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Target Retirement 2055 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	799,516	1,212,404
Realized Net Gain (Loss)	412,578	663,889
Change in Unrealized Appreciation (Depreciation)	(253,657)	6,940,864
Net Increase (Decrease) in Net Assets Resulting from Operations	958,437	8,817,157
Distributions
Total Distributions	(1,360,955)	(1,139,606)
Capital Share Transactions
Issued	6,480,168	10,091,556
Issued in Lieu of Cash Distributions	1,335,562	1,119,964
Redeemed	(4,139,193)	(6,862,513)
Net Increase (Decrease) from Capital Share Transactions	3,676,537	4,349,007
Total Increase (Decrease)	3,274,019	12,026,558
Net Assets
Beginning of Period	64,042,310	52,015,752
End of Period	67,316,329	64,042,310
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement 2055 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$65.52	$57.71	$45.74	$39.46	$54.38	$44.08
Investment Operations
Net Investment Income[1]	.797	1.282	1.179	1.011	.981	.868
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.010	.034
Net Realized and Unrealized Gain (Loss) on Investments	.259	7.773	11.874	6.192	(10.672)	10.295
Total from Investment Operations	1.056	9.055	13.053	7.203	(9.681)	11.197
Distributions
Dividends from Net Investment Income	(1.376)	(1.205)	(1.083)	(.885)	(1.099)	(.791)
Distributions from Realized Capital Gains	—	(.040)	—	(.038)	(4.140)	(.106)
Total Distributions	(1.376)	(1.245)	(1.083)	(.923)	(5.239)	(.897)
Net Asset Value, End of Period	$65.20	$65.52	$57.71	$45.74	$39.46	$54.38
Total Return[3]	1.57%	16.07%	28.92%	18.48%	-20.17%	25.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$67,316	$64,042	$52,016	$36,765	$27,570	$12,516
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%	0.09%[4]	0.15%
Ratio of Net Investment Income to Average Net Assets	2.41%	2.19%	2.28%	2.25%	2.10%	1.68%
Portfolio Turnover Rate	2%[5]	2%[5]	1%[5]	1%[5]	4%[5]	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2055 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement 2055 Fund
Notes to Financial Statements
Vanguard Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred
6

Target Retirement 2055 Fund
by the fund during the six months ended March 31, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	46,403,905
Gross Unrealized Appreciation	21,330,812
Gross Unrealized Depreciation	(452,396)
Net Unrealized Appreciation (Depreciation)	20,878,416
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2025, the fund had available capital losses totaling $41,144,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	96,756	172,929
Issued in Lieu of Cash Distributions	20,069	20,089
Redeemed	(61,849)	(116,980)
Net Increase (Decrease) in Shares Outstanding	54,976	76,038
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	357,619	NA2	NA2	(1)	(33)	7,203	—	370,761
Vanguard Total Bond Market II Index Fund	3,547,781	1,211,378	125,530	(2,648)	(46,832)	77,777	—	4,584,149
Vanguard Total International Bond II Index Fund	1,556,510	535,461	78,626	(6,747)	(41,529)	44,100	—	1,965,069
Vanguard Total International Stock Index Fund	23,731,309	1,714,178	1,568,866	166,820	918,345	456,487	—	24,961,786
Vanguard Total Stock Market Index Fund	34,846,206	1,921,570	539,905	252,481	(1,071,815)	213,649	—	35,408,537
Total	64,039,425	5,382,587	2,312,927	409,905	(241,864)	799,216	—	67,290,302
1	Includes $665,570 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
7

Target Retirement 2055 Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q14872 052026
8

Financial Statements
For the six-months ended March 31, 2026
Vanguard Target Retirement 2060 Fund

Contents
Financial Statements	1

Target Retirement 2060 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (52.6%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	73,136,917	21,437,162
International Stock Fund (37.1%)
	Vanguard Total International Stock Index Fund Investor Shares	614,048,023	15,124,003
U.S. Bond Fund (6.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	290,637,917	2,772,686
International Bond Fund (2.9%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	45,974,134	1,187,971
Total Investment Companies (Cost $29,415,853)			40,521,822
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $235,808)	2,358,742	235,851
Total Investments (100.0%) (Cost $29,651,661)			40,757,673
Other Assets and Liabilities—Net (0.0%)			15,592
Net Assets (100%)			40,773,265
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	1,087	120,708	(2,418)
E-mini S&P 500 Index	June 2026	372	122,216	(2,371)
				(4,789)
See accompanying Notes, which are an integral part of the Financial Statements.
1

Target Retirement 2060 Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $29,651,661)	40,757,673
Cash Collateral Pledged—Futures Contracts	11,115
Receivables for Accrued Income	10,150
Receivables for Capital Shares Issued	58,771
Variation Margin Receivable—Futures Contracts	3,649
Total Assets	40,841,358
Liabilities
Payables for Investment Securities Purchased	44,910
Payables for Capital Shares Redeemed	23,183
Total Liabilities	68,093
Net Assets	40,773,265
At March 31, 2026, net assets consisted of:

Paid-in Capital	29,393,253
Total Distributable Earnings (Loss)	11,380,012
Net Assets	40,773,265

Net Assets
Applicable to 678,432,904 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,773,265
Net Asset Value Per Share	$60.10
See accompanying Notes, which are an integral part of the Financial Statements.
2

Target Retirement 2060 Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	479,596
Interest	178
Net Investment Income—Note C	479,774
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	218,873
Futures Contracts	1,250
Realized Net Gain (Loss)	220,123
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(137,186)
Futures Contracts	(6,933)
Change in Unrealized Appreciation (Depreciation)	(144,119)
Net Increase (Decrease) in Net Assets Resulting from Operations	555,778
1	Includes $191,775 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Target Retirement 2060 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	479,774	707,102
Realized Net Gain (Loss)	220,123	383,609
Change in Unrealized Appreciation (Depreciation)	(144,119)	4,095,183
Net Increase (Decrease) in Net Assets Resulting from Operations	555,778	5,185,894
Distributions
Total Distributions	(806,334)	(643,770)
Capital Share Transactions
Issued	4,876,808	7,569,509
Issued in Lieu of Cash Distributions	789,571	631,223
Redeemed	(2,636,554)	(4,324,833)
Net Increase (Decrease) from Capital Share Transactions	3,029,825	3,875,899
Total Increase (Decrease)	2,779,269	8,418,023
Net Assets
Beginning of Period	37,993,996	29,575,973
End of Period	40,773,265	37,993,996
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement 2060 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$60.38	$53.17	$42.12	$36.30	$48.04	$38.95
Investment Operations
Net Investment Income[1]	.735	1.186	1.090	.936	.903	.773
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.009	.029
Net Realized and Unrealized Gain (Loss) on Investments	.239	7.151	10.938	5.697	(9.930)	9.085
Total from Investment Operations	.974	8.337	12.028	6.633	(9.018)	9.887
Distributions
Dividends from Net Investment Income	(1.254)	(1.096)	(.978)	(.813)	(.936)	(.684)
Distributions from Realized Capital Gains	—	(.031)	—	—	(1.786)	(.113)
Total Distributions	(1.254)	(1.127)	(.978)	(.813)	(2.722)	(.797)
Net Asset Value, End of Period	$60.10	$60.38	$53.17	$42.12	$36.30	$48.04
Total Return[3]	1.57%	16.05%	28.93%	18.49%	-20.16%	25.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,773	$37,994	$29,576	$19,697	$13,680	$6,658
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%	0.09%[4]	0.15%
Ratio of Net Investment Income to Average Net Assets	2.41%	2.19%	2.29%	2.26%	2.10%	1.69%
Portfolio Turnover Rate	2%[5]	1%[5]	1%[5]	1%[5]	3%[5]	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2060 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement 2060 Fund
Notes to Financial Statements
Vanguard Target Retirement 2060 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred
6

Target Retirement 2060 Fund
by the fund during the six months ended March 31, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,686,340
Gross Unrealized Appreciation	11,332,879
Gross Unrealized Depreciation	(266,335)
Net Unrealized Appreciation (Depreciation)	11,066,544
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2025, the fund had available capital losses totaling $20,869,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	79,020	140,703
Issued in Lieu of Cash Distributions	12,872	12,285
Redeemed	(42,711)	(79,986)
Net Increase (Decrease) in Shares Outstanding	49,181	73,002
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	207,858	NA2	NA2	(2)	(19)	4,401	—	235,851
Vanguard Total Bond Market II Index Fund	2,104,470	767,760	69,769	(3,092)	(26,683)	46,571	—	2,772,686
Vanguard Total International Bond II Index Fund	924,821	333,202	41,188	(1,066)	(27,798)	26,377	—	1,187,971
Vanguard Total International Stock Index Fund	14,073,767	1,301,299	894,173	86,867	556,243	273,597	—	15,124,003
Vanguard Total Stock Market Index Fund	20,675,185	1,551,075	286,335	136,166	(638,929)	128,650	—	21,437,162
Total	37,986,101	3,953,336	1,291,465	218,873	(137,186)	479,596	—	40,757,673
1	Includes $370,340 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
7

Target Retirement 2060 Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16912 052026
8

Financial Statements
For the six-months ended March 31, 2026
Vanguard Target Retirement 2065 Fund

Contents
Financial Statements	1

Target Retirement 2065 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (52.5%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	25,921,145	7,597,747
International Stock Fund (37.1%)
	Vanguard Total International Stock Index Fund Investor Shares	217,540,953	5,358,034
U.S. Bond Fund (6.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	102,947,653	982,120
International Bond Fund (2.9%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	16,226,967	419,305
Total Investment Companies (Cost $11,366,032)			14,357,206
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $82,845)	828,639	82,856
Total Investments (99.9%) (Cost $11,448,877)			14,440,062
Other Assets and Liabilities—Net (0.1%)			14,902
Net Assets (100%)			14,454,964
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	400	44,419	(890)
E-mini S&P 500 Index	June 2026	138	45,338	(881)
				(1,771)
See accompanying Notes, which are an integral part of the Financial Statements.
1

Target Retirement 2065 Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,448,877)	14,440,062
Cash Collateral Pledged—Futures Contracts	4,120
Receivables for Accrued Income	3,590
Receivables for Capital Shares Issued	29,323
Variation Margin Receivable—Futures Contracts	1,353
Total Assets	14,478,448
Liabilities
Payables for Investment Securities Purchased	15,038
Payables for Capital Shares Redeemed	8,446
Total Liabilities	23,484
Net Assets	14,454,964
At March 31, 2026, net assets consisted of:

Paid-in Capital	11,389,288
Total Distributable Earnings (Loss)	3,065,676
Net Assets	14,454,964

Net Assets
Applicable to 366,401,730 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,454,964
Net Asset Value Per Share	$39.45
See accompanying Notes, which are an integral part of the Financial Statements.
2

Target Retirement 2065 Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	165,029
Interest	57
Net Investment Income—Note C	165,086
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	52,853
Futures Contracts	166
Realized Net Gain (Loss)	53,019
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(45,632)
Futures Contracts	(2,440)
Change in Unrealized Appreciation (Depreciation)	(48,072)
Net Increase (Decrease) in Net Assets Resulting from Operations	170,033
1	Includes $47,469 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Target Retirement 2065 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	165,086	226,468
Realized Net Gain (Loss)	53,019	97,128
Change in Unrealized Appreciation (Depreciation)	(48,072)	1,385,480
Net Increase (Decrease) in Net Assets Resulting from Operations	170,033	1,709,076
Distributions
Total Distributions	(268,686)	(190,005)
Capital Share Transactions
Issued	2,498,325	3,800,120
Issued in Lieu of Cash Distributions	261,447	185,184
Redeemed	(958,878)	(1,594,609)
Net Increase (Decrease) from Capital Share Transactions	1,800,894	2,390,695
Total Increase (Decrease)	1,702,241	3,909,766
Net Assets
Beginning of Period	12,752,723	8,842,957
End of Period	14,454,964	12,752,723
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement 2065 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$39.61	$34.86	$27.59	$23.76	$30.31	$24.52
Investment Operations
Net Investment Income[1]	.483	.783	.718	.617	.594	.500
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.005	.017
Net Realized and Unrealized Gain (Loss) on Investments	.158	4.677	7.169	3.723	(6.543)	5.712
Total from Investment Operations	.641	5.460	7.887	4.340	(5.944)	6.229
Distributions
Dividends from Net Investment Income	(.801)	(.696)	(.617)	(.510)	(.535)	(.400)
Distributions from Realized Capital Gains	—	(.014)	—	—	(.071)	(.039)
Total Distributions	(.801)	(.710)	(.617)	(.510)	(.606)	(.439)
Net Asset Value, End of Period	$39.45	$39.61	$34.86	$27.59	$23.76	$30.31
Total Return[3]	1.58%	16.02%	28.95%	18.47%	-20.10%	25.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,455	$12,753	$8,843	$5,191	$3,133	$1,430
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%	0.09%[4]	0.15%
Ratio of Net Investment Income to Average Net Assets	2.41%	2.20%	2.29%	2.27%	2.13%	1.72%
Portfolio Turnover Rate	2%[5]	1%[5]	0%[5]	1%[5]	2%[5]	5%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2065 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement 2065 Fund
Notes to Financial Statements
Vanguard Target Retirement 2065 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred
6

Target Retirement 2065 Fund
by the fund during the six months ended March 31, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,461,074
Gross Unrealized Appreciation	3,072,044
Gross Unrealized Depreciation	(94,827)
Net Unrealized Appreciation (Depreciation)	2,977,217
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2025, the fund had available capital losses totaling $3,049,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	61,691	107,651
Issued in Lieu of Cash Distributions	6,494	5,493
Redeemed	(23,702)	(44,885)
Net Increase (Decrease) in Shares Outstanding	44,483	68,259
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	64,701	NA2	NA2	(3)	(5)	1,521	—	82,856
Vanguard Total Bond Market II Index Fund	706,702	295,568	9,603	333	(10,880)	16,025	—	982,120
Vanguard Total International Bond II Index Fund	310,457	130,605	11,702	(67)	(9,988)	9,028	—	419,305
Vanguard Total International Stock Index Fund	4,725,457	666,411	247,788	19,066	194,888	93,626	—	5,358,034
Vanguard Total Stock Market Index Fund	6,944,064	904,758	64,952	33,524	(219,647)	44,829	—	7,597,747
Total	12,751,381	1,997,342	334,045	52,853	(45,632)	165,029	—	14,440,062
1	Includes $105,520 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
7

Target Retirement 2065 Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q17912 052026
8

Financial Statements
For the six-months ended March 31, 2026
Vanguard Target Retirement 2070 Fund

Contents
Financial Statements	1

Target Retirement 2070 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.2%)
U.S. Stock Fund (52.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	5,099,705	1,494,774
International Stock Fund (37.1%)
	Vanguard Total International Stock Index Fund Investor Shares	43,041,650	1,060,116
U.S. Bond Fund (6.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	20,311,069	193,768
International Bond Fund (2.9%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	3,232,746	83,534
Total Investment Companies (Cost $2,481,736)			2,832,192
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $15,972)	159,732	15,972
Total Investments (99.7%) (Cost $2,497,708)			2,848,164
Other Assets and Liabilities—Net (0.3%)			7,826
Net Assets (100%)			2,855,990
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	71	7,884	(158)
E-mini S&P 500 Index	June 2026	35	11,499	(222)
				(380)
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $2,497,708)	2,848,164
Cash	5
Cash Collateral Pledged—Futures Contracts	990
Receivables for Accrued Income	709
Receivables for Capital Shares Issued	8,774
Variation Margin Receivable—Futures Contracts	336
Total Assets	2,858,978
Liabilities
Payables for Investment Securities Purchased	1,039
Payables for Capital Shares Redeemed	1,949
Total Liabilities	2,988
Net Assets	2,855,990
At March 31, 2026, net assets consisted of:

Paid-in Capital	2,496,670
Total Distributable Earnings (Loss)	359,320
Net Assets	2,855,990

Net Assets
Applicable to 91,082,588 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,855,990
Net Asset Value Per Share	$31.36
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	29,859
Interest	11
Net Investment Income—Note C	29,870
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	3,550
Futures Contracts	(179)
Realized Net Gain (Loss)	3,371
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(16,886)
Futures Contracts	(440)
Change in Unrealized Appreciation (Depreciation)	(17,326)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,915
1	Includes $3,534 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,870	32,361
Realized Net Gain (Loss)	3,371	7,803
Change in Unrealized Appreciation (Depreciation)	(17,326)	222,193
Net Increase (Decrease) in Net Assets Resulting from Operations	15,915	262,357
Distributions
Total Distributions	(43,307)	(21,149)
Capital Share Transactions
Issued	1,016,815	1,166,804
Issued in Lieu of Cash Distributions	41,883	20,549
Redeemed	(274,051)	(365,924)
Net Increase (Decrease) from Capital Share Transactions	784,647	821,429
Total Increase (Decrease)	757,255	1,062,637
Net Assets
Beginning of Period	2,098,735	1,036,098
End of Period	2,855,990	2,098,735
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,			June 28, 2022[1] to September 30, 2022
		2025	2024	2023
Net Asset Value, Beginning of Period	$31.43	$27.58	$21.72	$18.50	$20.00
Investment Operations
Net Investment Income[2]	.384	.625	.567	.523	.113
Capital Gain Distributions Received[2]	—	—	.000[3]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	.125	3.704	5.666	2.879	(1.613)
Total from Investment Operations	.509	4.329	6.233	3.402	(1.500)
Distributions
Dividends from Net Investment Income	(.571)	(.478)	(.373)	(.182)	—
Distributions from Realized Capital Gains	(.008)	(.001)	—	—	—
Total Distributions	(.579)	(.479)	(.373)	(.182)	—
Net Asset Value, End of Period	$31.36	$31.43	$27.58	$21.72	$18.50
Total Return[4]	1.58%	16.00%	28.98%	18.49%	-7.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,856	$2,099	$1,036	$315	$32
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%	0.08%[5]
Ratio of Net Investment Income to Average Net Assets	2.42%	2.21%	2.27%	2.40%	2.15%[5]
Portfolio Turnover Rate	1%[6]	3%[6]	1%	2%	44%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Distribution was less than $.001 per share.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Notes to Financial Statements
Vanguard Target Retirement 2070 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred

Target Retirement 2070 Fund
by the fund during the six months ended March 31, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,499,161
Gross Unrealized Appreciation	374,525
Gross Unrealized Depreciation	(25,902)
Net Unrealized Appreciation (Depreciation)	348,623
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	31,519	41,486
Issued in Lieu of Cash Distributions	1,309	768
Redeemed	(8,517)	(13,049)
Net Increase (Decrease) in Shares Outstanding	24,311	29,205
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	12,649	NA2	NA2	(1)	(1)	317	—	15,972
Vanguard Total Bond Market II Index Fund	115,675	80,814	611	36	(2,146)	2,908	—	193,768
Vanguard Total International Bond II Index Fund	51,084	35,180	827	(5)	(1,898)	1,612	—	83,534
Vanguard Total International Stock Index Fund	776,627	268,628	18,155	1,219	31,797	16,634	—	1,060,116
Vanguard Total Stock Market Index Fund	1,142,967	399,451	5,307	2,301	(44,638)	8,388	—	1,494,774
Total	2,099,002	784,073	24,900	3,550	(16,886)	29,859	—	2,848,164
1	Includes $9,690 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.

Target Retirement 2070 Fund
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0092 052026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are borne by the underlying Vanguard funds in which the funds of the Registrant invest.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Target Retirement Funds

A majority of independent trustees of the board of Vanguard Target Retirement Funds (Trustees) has approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the funds through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that each fund’s acquired fund fees and expenses will remain below the average expense ratio charged by funds in its peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses that will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

VANGUARD CHESTER FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 26, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.